Expense Example, No Redemption - Eaton Vance Short Duration Inflation-Protected Income Fund - Eaton Vance Short Duration Inflation-Protected Income Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 425
Expense Example, No Redemption, 3 Years	669
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,685
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,022
Expense Example, No Redemption, 10 Years	2,035
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	494
Expense Example, No Redemption, 10 Years	$ 1,117